Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Consolidated Statements of Comprehensive Income
Net income	$ 33,133,435	¥ 230,045,429	¥ 167,264,455	¥ 89,360,895
Other comprehensive income, net of tax:
Change in fair value of available-for-sale investment, net of tax of RMB159,425, RMB312,320 and nil in 2014, 2015 and 2016, respectively.			936,959	478,275
Disposal of available-for-sale investment, net of tax of RMB145,639, RMB326,553 and nil in 2014, 2015 and 2016, respectively.			(979,665)	(436,911)
Change in cumulative foreign currency translation adjustment	6,341,192	44,026,895	34,375,809	99,213
Other comprehensive income	6,341,192	44,026,895	34,333,103	140,577
Comprehensive income	39,474,627	274,072,324	201,597,558	89,501,472
Less: comprehensive income attributable to non-controlling interest	3,409,328	23,670,962	13,847,117	1,574,887
Comprehensive income attributable to Jupai shareholders	36,065,299	250,401,362	187,750,441	87,926,585
Deemed dividend on Series B convertible redeemable preferred shares				(46,198,890)
Comprehensive income attributable to ordinary shareholders	$ 36,065,299	¥ 250,401,362	¥ 187,750,441	¥ 41,727,695